SCHEDULE OF ASSETS HELD FOR SALE (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Assets held for sale gross		$ 9,866	$ 606,043
Less: impairment	$ (5,866)	(5,866)
Total	4,000	4,000	606,043
Motor vehicles	$ 9,866	9,866
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale gross			213,494
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale gross		$ 9,866	$ 392,549